Document and Entity Information	Oct. 29, 2025
Cover Abstract
Document Type	8-K
Document Period End Date	Oct. 29, 2025
Entity Registrant Name	UNITED STATES LIME & MINERALS, INC.
Entity Incorporation, State or Country Code	TX
Entity File Number	0-4197
Entity Tax Identification Number	75-0789226
Entity Address, Address Line One	5429 LBJ FREEWAY, SUITE 230
Entity Address, City or Town	DALLAS
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	972
Local Phone Number	991-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.10 par value
Trading Symbol	USLM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000082020
Amendment Flag	false